Condensed Consolidated Statements of Cash Flows (Unaudited) (Parenthetical)	12 Months Ended
Dec. 31, 2021 USD ($) shares
Statement of Cash Flows [Abstract]
Debt Conversion, Original Debt, Amount | $	$ 25,000
Debt Conversion, Converted Instrument, Shares Issued	6,000
Stock Issued During Period, Shares, New Issues	85,636,560